Insurance technical provisions and pension plans	12 Months Ended
Dec. 31, 2019
Insurance technical provisions and pension plans [Abstract]
Insurance technical provisions and pension plans

34.  Insurance technical provisions and pension plans

a)     Technical provisions by account

	R$ thousand
	Insurance (1)(4)		Life and Pension (2)(3)(4)		Total
	On December 31		On December 31		On December 31
	2019	2018	2019	2018	2019	2018
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	1,462,699	1,218,860	230,996,998	217,884,791	232,459,697	219,103,651
Mathematical reserve for vested benefits (PMBC)	410,410	343,852	8,895,571	8,489,312	9,305,981	8,833,164
Reserve for claims incurred but not reported (IBNR)	3,655,551	3,401,781	938,466	931,154	4,594,017	4,332,935
Unearned premium reserve	4,454,214	4,283,281	1,042,959	647,709	5,497,173	4,930,990
Reserve for unsettled claims (PSL)	4,432,487	4,472,929	1,533,696	1,345,596	5,966,184	5,818,525
Reserve for financial surplus (PET)	-	-	622,703	549,135	622,703	549,135
Other technical provisions	2,028,532	2,186,799	7,828,405	5,823,088	9,856,936	8,009,887
Total reserves	16,443,893	15,907,502	251,858,798	235,670,785	268,302,691	251,578,287

(1) “Other technical provisions” - Insurance includes the Provision for Insufficient Premiums (PIP) of R$1,925,656 thousand and the Provision for Related Expenses of R$105,781 thousand;

(2) The "Other technical provisions" line of Life and Pension Plan includes "Provision for redemptions and other amounts to be settled" in the amount of R$3,120,662 thousand, "Provision of related expenses" in the amount of R$638,216 thousand, “Complementary Provision for Coverage (PCC)” in the amount of R$2,375,585 thousand and" Other provisions" in the amount of R$1,647,054 thousand;

(3) Includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$164,597 thousand; and

(4) In Insurance are included non life products, health and dental; and in Life and pension are included all life products, including life insurance with survival risk, and pension plans.

b)    Technical provisions by product

	R$ thousand
	Insurance		Life and pension plans (1)		Total
	On December 31		On December 31		On December 31
	2019	2018	2019	2018	2019	2018
Health (Health and Dental)	11,132,262	10,391,680	-	-	11,132,262	10,391,680
Auto / Personal Liability (Non life - Auto)	3,364,644	3,209,143	-	-	3,364,644	3,209,143
DPVAT (Personal Injury Caused by Automotive Vehicles)	558,432	601,114	1,823	2,756	560,255	603,870
Life	-	310,829	13,537,345	10,964,900	13,537,345	11,275,729
RE (Non life - Property)	1,388,555	1,394,736	-	-	1,388,555	1,394,736
PGBL (Pension)	-	-	37,380,354	36,188,888	37,380,354	36,188,888
VGBL (Pension)	-	-	176,496,784	166,104,340	176,496,784	166,104,340
Defined Benefits Plans - Traditional Plans (Pension)	-	-	24,442,492	22,409,901	24,442,492	22,409,901
Total technical provisions	16,443,893	15,907,502	251,858,798	235,670,785	268,302,691	251,578,287

(1) Includes life insurance and pension plans.

c)  Changes in the insurance and pension technical provisions

(i)      Insurance - Non-life, Life, Health and Pension

	R$ thousand
	Years ended December 31
	2019	2018
At the beginning of the year	35,946,000	32,720,063
(-) DPVAT insurance	(602,842)	(508,098)
Subtotal at beginning of the year	35,343,158	32,211,965
Additions, net of reversals	32,769,175	30,230,289
Payment of claims, benefits and redemptions	(30,603,012)	(28,735,539)
Adjustment for inflation and interest	1,497,802	1,636,443
Constitution of judicial provision	3,535	-
Subtotal at end of the period	39,010,658	35,343,158
(+) DPVAT insurance	559,843	602,842
At the end of the year	39,570,501	35,946,000

(ii)    Pension Plans - Life with Survival Coverage (VGBL)

	R$ thousand
	Years ended December 31
	2019	2018
At the beginning of the year	166,104,340	158,746,205
Receipt of premiums net of fees	25,561,500	23,715,609
Payment of benefits	(38,364)	(30,563)
Payment of redemptions	(20,446,664)	(21,008,985)
Adjustment for inflation and interest	10,996,312	8,017,088
Others	(5,680,340)	(3,335,014)
At the end of the year	176,496,784	166,104,340

(iii)   Pensions Plans - PGBL and Traditional Plans

	R$ thousand
	Years ended December 31
	2019	2018
At the beginning of the year	49,527,947	47,623,322
Receipt of premiums net of fees	2,882,617	2,683,007
Payment of benefits	(869,372)	(858,454)
Payment of redemptions	(2,697,073)	(2,615,186)
Adjustment for inflation and interest	3,832,265	3,232,938
Others	(440,979)	(537,680)
At the end of the year	52,235,405	49,527,947

d)    Guarantees for the technical provisions

	R$ thousand
	Insurance		Life and pension plans		Total
	On December 31		On December 31		On December 31
	2019	2018	2019	2018	2019	2018
Total technical provisions	16,443,893	15,907,502	251,858,798	235,670,785	268,302,691	251,578,287
(-) Premiums receivables	(1,166,691)	(1,043,400)	-	-	(1,166,691)	(1,043,400)
(-) Unearned premium provision - Health and dental insurance (1)	(1,527,337)	(1,381,574)	-	-	(1,527,337)	(1,381,574)
(-) Provisions from DPVAT agreements	(558,021)	(597,398)	-	-	(558,021)	(597,398)
(-) Others	(120,810)	(179,215)	(11,713)	(9,859)	(132,523)	(189,074)
Technical provisions to be covered	13,071,034	12,705,915	251,847,085	235,660,926	264,918,119	248,366,841

Investment fund quotas (VGBL and PGBL) (2)	-	-	210,044,616	198,748,039	210,044,616	198,748,039
Investment fund quotas (excluding VGBL and PGBL)	4,477,721	5,155,446	27,689,439	23,230,004	32,167,160	28,385,450
Government securities	11,326,945	10,164,283	24,422,182	19,534,894	35,749,127	29,699,177
Private securities	34,403	15,378	138,043	151,681	172,446	167,059
Shares	-	2,935	-	1,238,716	-	1,241,651
Total assets held in guarantee portfolio (3)	15,839,069	15,338,042	262,294,280	242,903,334	278,133,349	258,241,376

(1) Deduction provided for in Article 4 of ANS Normative Resolution No. 392/15;

(2) The investment funds "VGBL" and "PGBL" were consolidated in the financial statements; and

(3) These guarantor assets may be settled only to cover the liabilities to which they are related.

e)  Changes in deferred acquisition cost (insurance assets)

	R$ thousand
	Years ended December 31
	2019	2018
At the beginning of the year	925,884	1,070,108
Additions	1,542,179	1,324,815
Amortizations	(1,484,064)	(1,469,039)
At the end of the year	983,999	925,884

f)   Changes in reinsurance assets

	R$ thousand
	Years ended December 31
	2019	2018
At the beginning of the year	176,324	219,214
Additions	124,337	245,957
Amortization and Reversals	(85,777)	(239,049)
Recovered insurance losses	(24,969)	(37,369)
Reversal/Monetary update	3,658	(4,892)
Other	(25,348)	(7,537)
At the end of the year	168,225	176,324

g)  Claim information

The purpose of the table below is to show the inherent insurance risk, comparing the insurance claims paid with their provisions. Starting from the year in which the claim was reported, the upper part of the table shows the changes in the provision over the years. The provision varies as more precise information concerning the frequency and severity of the claims is obtained. The lower part of the table shows the reconciliation of the amounts with the amounts presented in the financial statements.

Non Life - Insurance - Claims, gross reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	Total
Amount estimated for the claims:
· In the year after notification	2,219,991	2,592,573	2,859,480	3,348,274	3,224,788	3,937,126	4,428,926	4,109,825	3,749,457	3,448,593	3,300,264	-
· One year after notification	2,193,645	2,562,789	2,824,610	3,240,688	3,041,662	3,663,951	4,277,245	3,912,436	3,740,543	3,422,386	-	-
· Two years after notification	2,179,949	2,561,264	2,809,879	3,233,150	3,009,371	3,671,822	4,232,474	3,923,389	3,754,077	-	-	-
· Three years after notification	2,179,419	2,577,663	2,812,812	3,256,062	3,044,232	3,655,382	4,260,118	3,932,335	-	-	-	-
· Four years after notification	2,210,909	2,595,369	2,811,587	3,292,376	3,034,096	3,669,868	4,275,952	-	-	-	-	-
· Five years after notification	2,209,826	2,607,212	2,840,368	3,113,580	3,049,171	3,679,657	-	-	-	-	-	-
· Six years after notification	2,222,800	2,611,105	2,837,693	3,128,386	3,058,018	-	-	-	-	-	-	-
· Seven years after notification	2,240,171	2,599,521	2,850,912	3,133,871	-	-	-	-	-	-	-	-
· Eight years after notification	2,228,954	2,608,176	2,852,787	-	-	-	-	-	-	-	-	-
· Nine years after notification	2,234,024	2,607,504	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	2,334,101	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2019)	2,334,101	2,607,504	2,852,787	3,133,871	3,058,018	3,679,657	4,275,952	3,932,335	3,754,077	3,422,386	3,300,264	36,350,952
Payments of claims	(2,226,319)	(2,589,805)	(2,827,479)	(3,103,209)	(3,024,891)	(3,631,431)	(4,201,838)	(3,848,680)	(3,657,661)	(3,294,437)	(2,619,618)	(35,025,368)
Outstanding Claims	107,782	17,699	25,308	30,662	33,127	48,226	74,114	83,655	96,416	127,949	680,646	1,325,584

Non Life - Insurance Claims, net reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	1,954,928	2,439,011	2,653,641	3,022,457	3,021,084	3,761,029	4,074,519	3,960,519	3,710,845	3,410,760	3,281,789	-
· One year after notification	1,933,104	2,404,646	2,617,957	2,908,173	2,849,909	3,527,585	3,954,939	3,796,535	3,702,199	3,386,329	-	-
· Two years after notification	1,931,327	2,406,805	2,609,034	2,915,173	2,832,016	3,539,989	3,900,981	3,803,980	3,715,400	-	-	-
· Three years after notification	1,936,905	2,426,310	2,629,288	2,927,529	2,874,862	3,526,769	3,921,156	3,813,890	-	-	-	-
· Four years after notification	1,960,500	2,445,507	2,639,629	2,957,403	2,868,888	3,539,721	3,933,030	-	-	-	-	-
· Five years after notification	1,966,313	2,460,692	2,670,472	2,963,901	2,884,539	3,550,811	-	-	-	-	-	-
· Six years after notification	1,980,991	2,472,476	2,673,132	2,978,029	2,893,423	-	-	-	-	-	-	-
· Seven years after notification	1,994,592	2,471,407	2,686,379	2,983,500	-	-	-	-	-	-	-	-
· Eight years after notification	1,990,902	2,479,351	2,688,317	-	-	-	-	-	-	-	-	-
· Nine years after notification	1,994,494	2,478,498	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	2,030,027	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2019)	2,030,027	2,478,498	2,688,317	2,983,500	2,893,423	3,550,811	3,933,030	3,813,890	3,715,400	3,386,329	3,281,789	34,755,014
Payments of claims	(1,988,462)	(2,463,852)	(2,663,155)	(2,953,900)	(2,860,508)	(3,503,523)	(3,860,945)	(3,733,656)	(3,620,073)	(3,268,836)	(2,603,961)	(33,520,871)
Outstanding claims, net of reinsurance	41,565	14,646	25,162	29,600	32,915	47,288	72,085	80,234	95,327	117,493	677,828	1,234,143

Life - Insurance claims (including life insurance with survival coverage - VGBL product), net reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	901,321	1,007,851	1,191,045	1,235,104	1,305,822	1,330,460	1,415,524	1,493,336	1,537,474	1,438,027	1,486,498	-
· One year after notification	926,499	1,015,094	1,188,264	1,226,271	1,298,610	1,373,160	1,425,789	1,491,439	1,487,961	1,416,097	-	-
· Two years after notification	943,781	1,021,283	1,188,774	1,236,289	1,326,512	1,368,575	1,403,515	1,468,731	1,503,531	-	-	-
· Three years after notification	937,472	1,011,228	1,197,625	1,236,075	1,309,876	1,277,276	1,323,436	1,449,190	-	-	-	-
· Four years after notification	944,170	1,022,136	1,195,079	1,234,363	1,296,147	1,242,937	1,310,005	-	-	-	-	-
· Five years after notification	954,487	1,019,647	1,201,083	1,233,898	1,304,644	1,224,932	-	-	-	-	-	-
· Six years after notification	951,993	1,017,766	1,200,703	1,239,976	1,299,984	-	-	-	-	-	-	-
· Seven years after notification	944,581	1,009,936	1,209,690	1,240,781	-	-	-	-	-	-	-	-
· Eight years after notification	944,664	1,017,016	1,198,625	-	-	-	-	-	-	-	-	-
· Nine years after notification	950,290	1,018,947	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	1,016,054	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2019)	1,016,054	1,018,947	1,198,625	1,240,781	1,299,984	1,224,932	1,310,005	1,449,190	1,503,531	1,416,097	1,486,498	14,164,644
Payments of claims	(943,374)	(991,437)	(1,166,640)	(1,197,605)	(1,247,133)	(1,140,216)	(1,171,848)	(1,321,771)	(1,319,587)	(1,215,233)	(1,069,914)	(12,784,758)
Outstanding claims, net of reinsurance	72,680	27,510	31,985	43,176	52,851	84,716	138,157	127,419	183,944	200,864	416,584	1,379,886

(1) The “DPVAT” insurances were not considered in the claims development in the amount of R$63,616 thousand, as well as, "Retrocession" R$12,680 thousand, "Health and Dental" R$3,096,243 thousand, estimate of salvages and redresses in the amount of R$(88,172) thousand and incurred but not enough reported (IBNER) claims in the amount of R$211,406 thousand.